STOCKHOLDERS' EQUITY (DEFICIT)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS' EQUITY (DEFICIT)

NOTE 12 –STOCKHOLDERS’ EQUITY (DEFICIT)

Convertible Preferred Stock

Of the 16,666,667 shares of preferred stock authorized, we had designated (i) 3,333,334 shares of preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and (ii) 3,333,334 shares of preferred stock as Series B Convertible Preferred Stock (the “Series B Preferred Stock.” As of June 30, 2022, and 2021, we had 0 and 30,667 shares of Series A Preferred Stock issued and outstanding, respectively. As of June 30, 2022, and 2021, we had 0 and 200,000 shares of Series B Preferred Stock issued and outstanding, respectively.

Each share of Series B Preferred Stock has a liquidation preference of $1.50 per share, is entitled to 100 votes per share and is convertible at any time at the discretion of the holder thereof into 100 shares of common stock. We evaluated the features of the Convertible Preferred Stock under ASC 480 and classified them as permanent equity because the Convertible Preferred stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Common stock

Our authorized capital stock consists of 105,555,556 shares of common stock, $0.0001 par value per share, and 16,666,667 shares of preferred stock, $0.0001 par value per share. As of June 30, 2022 and 2021, there were 51,179,825 and 42,438,905 shares respectively, shares of common stock issued and outstanding.

Nine months ended June 30, 2022

During the nine months ended June 30, 2022, we issued 23,152 shares of common stock with a value of $177,000 as payment in kind for accrued interest due on certain convertible notes. Of this amount, 18,443 shares of common stock at a value of $141,000 was issued to a board member.

During the nine months ended June 30, 2022, we issued 6,666,666 shares of common stock to a board member upon conversion of 200,000 shares of Series B Preferred Stock.

Nine months ended June 30, 2021

During the nine months ended June 30, 2021, we issued 456,621 shares of our common stock with a value of $2,671,233 for the purchase of certain intangible assets.

During the nine months ended June 30, 2021, we issued 32,630 shares of our common stock with a value of $194,803 as a debt settlement.

During the nine months ended June 30, 2021, we issued 393,626 shares of our common stock, valued at $2,065,996 capitalized as license content assets.

During the nine months ended June 30, 2021, we issued 819,299 shares of our common stock with a value of $6,553,235 for the purchase of 100% ownership in EON.

During the nine months ended June 30, 2021, we issued an aggregate of 1,076,000 shares of our common stock for gross cash proceeds of $4,034,935. We recorded no offering costs.

During the nine months ended June 30, 2021, we issued 165,809 shares of our common stock in satisfaction of a common stock subscription of $485,144.

During the nine months ended June 30, 2021, we converted a convertible note plus accrued interest in the amount of $376,356 into 334,539 shares of our common stock.

During the nine months ended June 30, 2021, we issued 1,022,233 shares of our common stock in connection with the conversion of series A convertible preferred stock.

During the nine months ended June 30, 2021, we issued 26,350 shares of our common stock for consulting services valued at $200,000.

See Note 13 – Stock Options and Warrants for stock compensation discussion.

NOTE 15 –STOCKHOLDERS’ EQUITY (DEFICIT)

Convertible Preferred Stock

In addition, as of such date, of the 16,666,667 shares of preferred stock authorized, we had designated (i) 3,333,334 shares of preferred stock as Series A Convertible Preferred Stock (the “Series A Preferred Stock”) and (ii) 3,333,334 shares of preferred stock as Series B Preferred. As of September 30, 2021, and September 30, 2020, the Company had 200,000 and 200,000 shares of Series B convertible preferred stock issued and outstanding, respectively.

As of September 30, 2021, there were (i) no shares of Series A Preferred Stock issued and outstanding, and (ii) 200,000 shares of Series B Preferred Stock issued and outstanding. As of September 30, 2021, and September 30, 2020, the Company had 0 and 30,667 shares of Series A convertible preferred stock issued and outstanding, respectively. Each share of Series A Preferred Stock has a liquidation preference of $0.15 per share, is entitled to 100 votes per share, and is convertible at any time at the discretion of the holder thereof into 33 shares of common stock. Each share of Series B Preferred Stock has a liquidation preference of $1.50 per share, is entitled to 100 votes per share and is convertible at any time at the discretion of the holder thereof into 33 shares of common stock. The Company evaluated the features of the Convertible Preferred Stock under ASC 480 and classified them as permanent equity because the Convertible Preferred stock is not mandatorily or contingently redeemable at the stockholder’s option and the liquidation preference that exists does not fall within the guidance of SEC Accounting Series Release No. 268 – Presentation in Financial Statements of “Redeemable Preferred Stocks” (“ASR 268”).

Common stock

The Company is authorized to issue 105,555,556 shares of its $0.0001 par value common stock. As of September 30, 2021, and September 30, 2020, there were 44,490,003 and 38,106,970, respectively, shares of common stock issued and outstanding.

Twelve months ended September 30, 2021

The Company issued an aggregate of 3,000,486 shares of its common stock for gross cash proceeds of $11,251,825. The Company recorded no offering costs.

The Company issued 165,809 shares of its common stock in satisfaction of a common stock subscription of $485,144.

The Company converted a convertible note plus accrued interest in the amount of $376,356 into 334,539 shares of its common stock. The Company also converted a convertible note plus accrued interest in the amount of $217,905 into 121,058 shares of common stock.

The Company issued 819,299 shares of its common stock with a value of $6,553,235 for the 100% business acquisition of EON Media Group.

The Company issued 1,022,233 shares of its common stock in connection with the conversion of series A convertible preferred stock.

The Company issued 4,825 shares of its common stock for $41,977 payment in kind interest payable in the Company’s common stock.

The Company issued 31,906 shares of its common stock for consulting services valued at $236,834.

The Company issued 426,257 shares of its common stock, valued at $2,260,799 capitalized as license content assets. Subsequently the Company recognized impairment expense of $2,260,799 for non-recoverable license content assets (See Note 6).

The Company, entered into securities purchase agreements with accredited investors pursuant to which the Company sold, in a private offering,1,924,486 shares of the Company’s common stock, and warrants to purchase up to an aggregate of 2,191,153 shares of Common Stock. The Company issued 106,666 shares of Common Stock to a related party valued at $295,181. The Company issued 1,751,153 shares of Common Stock under the offering valued at $4,663,116.

Twelve months ended September 30, 2020

The Company issued an aggregate of 1,464,444 shares of its common stock for proceeds of $3,516,497.

The Company issued 31,111 shares of its common stock in satisfaction of a common stock subscription of $47,168.

The Company issued 1,333,333 shares of its common stock for consulting services valued at $1,500,000 to a related party.

The Company issued 1,722,797 shares of its common stock and 30,667 shares of Series A convertible preferred stock as part of the merger with Interlink. The Company also assumed debt to a related party of $180,000 and accrued interest of $3,842 and charged $80,134 of legal expenses related to reverse merger charged to additional paid in capital.

The Company issued 100,000 shares of its Series B convertible preferred stock at a fair value of $4,800,000 at date of issuance in exchange for loan and accrued interest forgiveness of $1,006,594 and the balance was recorded as inducement expense of 3,793,406. The Company applied the guidance in ASC 470-20.

The Company issued 100,000 shares of its Series B convertible preferred stock at a fair value of $4,800,000 at date of issuance, in exchange for $1,000,000 cash and the balance was recorded as a deemed dividend of $3,800,000. The Company applied the guidance in ASC 470-20.